SCHEDULE OF ACCOUNTS AND NOTES RECEIVABLE NET (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Receivables [Abstract]
Accounts receivable	$ 3	$ 20
Notes receivable	1,238	2,221
Less: allowance for credit losses
Accounts and notes receivable, net	$ 1,241	$ 2,241